Income Taxes (Schedule Of Components Of Income Tax Expense/(Benefit))(Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current, Federal	$ 83,916,000	$ 2,971,000	$ 6,895,000
Current, State	(3,461,000)	(13,792,000)	(9,725,000)
Current, Foreign	1,000	10,000	33,000
Deferred, Federal	(157,000)	4,771,000	(58,742,000)
Deferred, State	3,872,000	(13,312,000)	(10,488,000)
Deferred, Foreign	14,000	(37,000)	(1,000)
Total income tax expense/(benefit)	$ 84,185,000	$ (19,389,000)	$ (72,028,000)